LEASES - Summary of components of lease income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Lease, Lease Income [Abstract]
Sales-Type Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenues
Minimum operating lease income	$ 7,415	$ 6,665	$ 4,393
Contingent operating lease income	5,616	5,767	3,111
Sales-type lease income	70	0	0
Total lease income	$ 13,101	$ 12,432	$ 7,504